Operating Segments and Geographical Information - Schedule of Financial Statements (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment, Reconciliation of Other Items from Segments to Consolidated [Line Items]
Consolidated revenues	$ 20,054	$ 24,409	$ 42,421	$ 49,138
Total reportable segment profit	4,286	6,592	10,018	12,807
Amounts not allocated to segments:
Research and development expenses	4,868	4,131	8,325	8,512
General and administrative expenses	6,076	5,271	11,773	11,400
Sales and marketing expenses	4,142	4,153	7,811	8,443
Depreciation and amortization	1,710	1,021	3,312	2,042
Other operating (income) expenses		(63)		(38)
OPERATING LOSS	(12,510)	(7,921)	(21,203)	(17,552)
Other (income) expenses		130		130
Other financial expenses, net	1,790	(15,274)	(240)	(18,828)
Loss before income taxes	(10,720)	(23,065)	(21,443)	(36,250)
Reportable Segments [Member]
Segment, Reconciliation of Other Items from Segments to Consolidated [Line Items]
Consolidated revenues	20,054	25,295	42,483	51,003
Elimination of Intersegment Revenues [Member]
Segment, Reconciliation of Other Items from Segments to Consolidated [Line Items]
Consolidated revenues		$ (886)	$ (62)	$ (1,865)